Acquisition of Crescent Silver, LLC (Narrative) (Details) - Crescent Silver, LLC [Member] $ in Thousands	Dec. 12, 2025 USD ($) Share
Disclosure of detailed information about business combination [line items]
Cash consideration transferred in the acquisition	$ 20,000
Number of instruments or interests issued or issuable | Share	11,137,558
Property, plant and equipment	$ 84,337
Investment in joint ventures	$ 2,843
Proportion of ownership interest in joint venture	34.80%